CLAYMORE EXCHANGE-TRADED FUND TRUST

Wilshire 5000 Total Market ETF (“WFVK”)
Wilshire 4500 Completion ETF (“WXSP”)
Wilshire US REIT ETF (“WREI”)

Supplement to the currently effective Summary Prospectus, Statutory Prospectus and Statement of Additional Information (the “SAI”) for the above-listed Funds:

Effective June 30, 2012, Guggenheim Partners Asset Management, LLC, each Fund’s sub-adviser, changed its name to Guggenheim Partners Investment Management, LLC. Accordingly, all references to “Guggenheim Partners Asset Management, LLC” are hereby deleted and replaced with “Guggenheim Partners Investment Management, LLC.”

Claymore Exchange-Traded Fund Trust
2455 Corporate West Drive
Lisle, Illinois 60532

Please Retain This Supplement for Future Reference

July 2, 2012	ETF-SUP-JULY12